UNITED STATES
SECURITIESAND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GOLUB CAPITAL LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)

January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported) February 13, 2017

Commission File Number of securitizer: 025-00664

Central Index Key Number of securitizer: 0001502179

Joshua M. Levinson, (312) 205-5050

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ X ]

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

The duty of Golub Capital Incorporated to file periodic reports pursuant to Rule 15Ga-1 has terminated, as the date of the last payment on the last asset-backed security outstanding that was issued by it or its affiliates was June 15, 2015. On December 27, 2016, Golub Capital Incorporated merged with Golub Capital LLC, with Golub Capital LLC as the surviving entity.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLUB CAPITAL LLC

Date: February 13, 2017	By: /s/ Joshua M. Levinson
Name: Joshua M. Levinson
Title: Chief Compliance Officer